Lease - Summary of Operating Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2025	¥ 18,562
2026	14,993
2027	10,151
Total operating lease payments (undiscounted)	43,706
Less: Imputed interest	(2,881)
Total operating lease liabilities (discounted)	¥ 40,825	¥ 146,248